Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan
1. Description of Plan
The following description of the F.N.B. Corporation Progress Savings 401(k) Plan (the Plan) provides only general information. Participants should refer to the summary plan description for a more complete description of the Plan’s provisions.
General
The Plan is a qualified 401(k) defined contribution plan, covering all eligible employees of F.N.B. Corporation (the Corporation), and eligible affiliates, as defined by the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
All non-temporary employees are eligible to participate in the Plan. An eligible employee may enroll in the Plan the day following the date the employee commences employment. An eligible employee who does not enroll in the Plan will be automatically enrolled in the Plan following 35 days of employment, unless the employee opts out of the Plan before then.
The Plan is administered by F.N.B. Pension Committee (Committee) which is a committee of executives of the Corporation. The Committee has the overall responsibility for the operation and administration of the Plan. The Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Compensation Committee of the Board of Directors or directly to the Board of Directors.
The Plan invests in common stock of the Corporation through its F.N.B. Corporation Common Stock Fund. The F.N.B. Corporation Common Stock Fund may also hold cash, money market funds or other short-term securities, although these are expected to be a small percentage of the fund. The Corporation has implemented a dividend pass-through election for its participants.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Corporation prior to the time that such rights may be exercised. The trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. The trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Committee directs the trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.
F.N.B. Corporation
Progress Savings 401(k) Plan
Notes to Financial Statements (continued)
December 31, 2025
1. Description of Plan (continued)
Contributions
Participants may contribute up to 50% of their pre-tax annual compensation excluding tuition reimbursements, signing bonuses, severance pay and non-cash transactions. Contributions are subject to certain limitations imposed by the Internal Revenue Code (IRC). An eligible employee who is automatically enrolled in the Plan will be deemed to have elected to have 3% of his or her compensation contributed on a pre-tax basis to the Plan. Participants who have attained age 50 by the end of the plan year are eligible to make catch-up contributions. Additionally, participants who have attained age 60, but not age 64 before the end of the Plan year are eligible to make super catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans (rollovers). Participants direct the investment of their vested contributions into various investment options offered by the Plan. Participants can also designate some or all of the participants' elective deferral as Roth elective deferrals.
The Corporation matched 100% of a participant’s elective pre-tax contribution, up to 6% of the participant’s compensation in 2025 and 2024. The Plan also provides for a discretionary performance-based contribution determined annually by the Corporation. The discretionary performance-based contribution to the Plan can be up to 3% of a participant’s compensation, based on the extent to which the Corporation achieved its performance goals for the year. The discretionary performance-based contribution will only be made on behalf of eligible participants who are employed by the Corporation on the last day of the Plan year. Discretionary performance-based contributions amounted to 1.7% of eligible compensation for 2025 or $6,191,939. The Corporation did not make discretionary performance-based contributions in 2024. The Corporation made contributions of $292,938 and $1,533,266 in 2025 and 2024, respectively, to reimburse the Plan for certain expenses which were previously paid from Plan assets.
During 2025, participants directed the investments for matching and discretionary performance-based contributions. During 2024, matching contributions and discretionary performance-based contributions were made in the form of either shares of F.N.B Corporation common stock or cash used to acquire shares of F.N.B. Corporation common stock.
Dividends on F.N.B. Corporation common stock are automatically reinvested in the Plan for all participants. However, participants may make a special request to receive a cash distribution of dividend payments on F.N.B. Corporation common stock.
Participant Accounts
Each participant’s account is credited with their voluntary contribution, the Corporation’s matching contributions, discretionary performance-based contributions, if any, and an allocation of the Plan’s net earnings, as defined by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. The voluntary contribution and employer match is paid biweekly at the end of each payroll period. The discretionary performance-based contributions, if any, are paid after the end of the Plan year.
Vesting
Participants are immediately vested in their voluntary contribution, Corporation’s matching contribution, and cash dividends paid on F.N.B. Corporation common stock, plus actual earnings thereon. Participants are 100% vested in the Corporation’s discretionary performance-based contributions and actual earnings thereon after three years of service.
Participants also become 100% vested in all discretionary contributions when attaining the age of 65 or in the event of death or permanent disability.
F.N.B. Corporation
Progress Savings 401(k) Plan
Notes to Financial Statements (continued)
December 31, 2025
1. Description of Plan (continued)
Forfeitures
Upon a participant’s separation from service, the non-vested portion of the participant’s account will be forfeited upon the earlier of the date the participant receives an account distribution or the date the participant incurs a five-year break in service. Forfeited amounts are used to reduce the Plan’s administrative expenses or to reduce future Corporation contributions. The following table includes forfeiture related information.

Forfeitures
	2025	2024
Forfeiture balance at end of year	$34,255	$54,010
Forfeitures used to reduce Corporation contributions	160,379	1,492,568
Payment of Benefits
Upon separation of service, vested account balances of less than $1,000 will be paid in a single lump sum as soon as practicable after separation. Vested account balances greater than $1,000 will be distributed when requested by the participant.
The Plan permits withdrawals before separation of service under certain circumstances. Voluntary pre-tax contributions may be withdrawn provided the participant has an immediate and heavy financial need (as defined by the IRC). Also, after reaching age 59 and 1/2, participants may withdraw all or a portion of a vested account balance.
Notes Receivable from Participants
Participants who remain actively employed by the Corporation may borrow from their accounts up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms may not exceed five years, unless the participant uses the proceeds of the loan to acquire a principal residence, in which case the repayment period must be reasonable as determined by the Plan Administrator. Loans are secured by the balance in the participant’s account and bear an interest rate of prime plus 1%, set at the time of the loan request. The loan rates at December 31, 2025 range from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions.
Plan Termination
Although it has not expressed any intent to do so, the Corporation has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, the participants will become 100% vested in their accounts.